Remaining Maturity of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale - Amortized Cost
Due in One Year or Less	$ 7,431.7	$ 9,468.8
Due After One Year Through Five Years	18,663.4	18,464.6
Due After Five Years Through Ten Years	1,724.0	1,326.7
Due After Ten Years	603.1	832.5
Total	28,422.2	30,092.6
Available for Sale - Fair Value
Due in One Year or Less	7,451.2	9,469.6
Due After One Year Through Five Years	18,840.4	18,555.1
Due After Five Years Through Ten Years	1,738.0	1,333.7
Due After Ten Years	613.9	834.1
Total	$ 28,643.5	$ 30,192.5